Commitments and Contingencies	12 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 12 — COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company is subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity. As of September 30, 2022 and 2021, the Company has no outstanding litigation.

Capital Injection

As of September 30, 2022 and 2021, the Company has capital injection obligation in five subsidiaries totaled $9,840,444 and $10,839,269. Pursuant to the Chinese company laws, the timing of the contribution to the registered capital is specified in the article of incorporation, the remaining contribution can be made before year 2030, unless any subsequent shareholder meeting adjusts this capital injection plan.

Operating lease commitments

The Company signed several lease agreements to rent offices and facilities for its operations with the latest expiring date of April 30, 2029.

As of September 30, 2022, the Company was obligated under eleven operating leases for minimum rentals as follows:

Twelve months ending September 30,	Minimum lease payment
2023	$648,260
2024	472,978
2025	338,830
2026	204,681
2027	204,681
Thereafter	324,079
Total	$2,193,509

Rent expenses for the years ended September 30, 2022, 2021 and 2020 were $730,718, $1,348,586 and $1,397,547, respectively.